EARNINGS/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS/(LOSS) PER SHARE

12.	EARNINGS/(LOSS) PER SHARE

Basic earnings/(loss) per share (“EPS”) is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2021	2020	2019
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted	(154,198)	(97,568)	(168,672)
Net income/(loss) from discontinued operations - basic and diluted	568,049	(175,989)	(43,284)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2021	2020	2019
Basic and diluted loss per share:
Weighted average number of common shares outstanding	108,208	96,983	100,659

EPS are as follows:

	2021	2020	2019
Basic and diluted EPS from continuing operations (1)	$(1.43)	$(1.01)	$(1.68)
Basic and diluted EPS from discontinued operations	$5.25	$(1.81)	$(0.43)
(1) The effects of stock awards and convertible bonds have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2021, 2020 and 2019 because the effects were anti-dilutive.